SCHEDULE OF CONTINUITY OF GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance January 1, 2019			$ 7,681,003
Impairment	$ 0	0	(1,050,459)
Disposed on the sale of DenseLight			(6,630,544)
Balance, December 31, 2019, 2020 and 2021
DenseLight [Member]
IfrsStatementLineItems [Line Items]
Balance January 1, 2019			6,630,544
Impairment
Disposed on the sale of DenseLight			(6,630,544)
Balance, December 31, 2019, 2020 and 2021
BB Photonics [Member]
IfrsStatementLineItems [Line Items]
Balance January 1, 2019			1,050,459
Impairment			(1,050,459)
Disposed on the sale of DenseLight
Balance, December 31, 2019, 2020 and 2021